Subsequent Events (Details) - Fastenal Company & Subsidiaries 401(k) and Employee Stock Ownership Plan	Jun. 04, 2026 change	Dec. 31, 2025 distributionPayment
Subsequent Events [Line Items]
Maximum number of distributions per year | distributionPayment		4
Subsequent Events
Subsequent Events [Line Items]
Number of changes after period end | change	2